Loan Receivables (Tables)	12 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Schedule of Loan Receivables, Net

	As of March 31,
	2020	2021
	RMB	RMB
Loan receivables - principals	134,246	126,597
- service fee	2,034	1,983
Allowance for doubtful accounts	(23,169)	(28,615)

Loan receivables, net	113,111	99,965

Schedule of Allowance for Doubtful Accounts Movement
Allowance for doubtful accounts movement

	For the year ended March 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of year	(1,222)	(4,633)	(23,169)
Additions	(3,754)	(18,536)	(5,446)
Reversals	343	—	—

Balance at end of year	(4,633)	(23,169)	(28,615)